Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of inventories

	12.31.2023	12.31.2022
Crude oil	3,375	3,738
Oil products	2,196	3,278
Intermediate products	635	587
Natural gas and Liquefied Natural Gas (LNG)	78	135
Biofuels	13	14
Fertilizers	1	4
Total products	6,298	7,756
Materials, supplies and others	1,383	1,023
Total	7,681	8,779